2. Investment securities, Contractual Maturity (Details) (USD $)	Dec. 31, 2013
Amortized Cost
Due within one year	$ 4,019
Due from one to five years	31,725
Due from five to ten years	119,313
Due after ten years	20,298
Mortgage-backed securities	123,706
Equity securities	748
Total	299,809
Estimated Fair Value
Due within one year	4,048
Due from one to five years	32,103
Due from five to ten years	115,878
Due after ten years	20,195
Mortgage-backed securities	123,977
Equity securities	1,689
Total	$ 297,890